Segmented Information (Details) - USD ($)	3 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Nov. 30, 2019
Revenues	$ 377,554	$ 343,536
Assets	3,603,531		$ 3,796,713
Total property and equipment	2,138,438		2,273,406
Canada
Revenues	0	0
Assets	3,603,531		3,796,713
Total property and equipment	2,138,438		$ 2,273,406
United States
Revenues	$ 377,554	$ 343,536